UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [ ];
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 10, 2011

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       33

Form 13F Information Table Value Total:  350,558

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE


   Name of Issuer           of Class        CUSIP    (x$1000)  Principal Principal Call  Descretion  Manager    Sole    Shared None
      Column 1              Column 2       Column 3  Column 4  Column 5   Column 5        Column 6  Column 7            Column
														         8
Agilent Technologies, Inc.   Common     00846U 10 1   21,875    700,000   SH             SOLE                  700,000   0      0
Analog Devices, Inc.         Common     032654 10 5   22,500    720,000   SH             SOLE                  720,000   0      0
The Bank of New York Mellon  Common     064058 10 0   17,196    925,000   SH             SOLE                  925,000   0      0
Corporation
Brady Corporation            Class A    104674 10 6   19,558    740,000   SH             SOLE                  740,000   0      0
Carlisle Companies Inc.      Common     142339 10 0    7,014    220,000   SH             SOLE                  220,000   0      0
CEVA, Inc.                   Common     157210 10 5   20,865    858,300   SH             SOLE                  858,300   0      0
Coherent, Inc.               Common     192479 10 3   34,411    801,000   SH             SOLE                  801,000   0      0
Convergys Corporation        Common     212485 10 6   15,946  1,700,000   SH             SOLE                1,700,000   0      0
Devon Energy Corporation     Common     25179M 10 3   11,088    200,000   SH             SOLE                  200,000   0      0
Flextronics International
  Ltd.                       Common     Y2573F 10 2    3,547    630,000   SH             SOLE                  630,000   0      0
General Electric Company     Common     369604 10 3    3,044    200,000   SH             SOLE                  200,000   0      0
GeoMet Inc.                  Common     37250U 20 1    1,460  2,000,000   SH             SOLE                2,000,000   0      0
GeoMet Inc.                  Preferred  37250U 30 0    1,902    230,585   SH             SOLE                  230,585   0      0
			      Conv.A
Heritage-Crystal Clean Inc.  Common     42726M 10 6    7,513    413,712   SH             SOLE                  413,712   0      0
Intel Corporation            Common     458140 10 0   32,003  1,500,000   SH             SOLE                1,500,000   0      0
Johnson & Johnson            Common     478160 10 4    6,369    100,000   SH             SOLE                  100,000   0      0
JP Morgan Chase & Co.        Common     46625H 10 0    3,012    100,000   SH             SOLE                  100,000   0      0
McMoRan Exploration
  Corporation                Common     582411 10 4    6,228    627,200   SH             SOLE                  627,200   0      0
Medtronic, Inc.              Common     585055 10 6    3,324    100,000   SH             SOLE                  100,000   0      0
Merck & Co.Inc.              Common     58933Y 10 5    3,270    100,000   SH             SOLE                  100,000   0      0
Mindspeed Technologies Inc.  Common     602682 20 5    5,460  1,050,000   SH             SOLE                1,050,000   0      0
Motorola Solutions Inc.      Common     620076 30 7    9,218    220,000   SH             SOLE                  220,000   0      0
Murphy Oil Corporation       Common     626717 10 2   12,365    280,000   SH             SOLE                  280,000   0      0
NewStar Financial, Inc.      Common     65261F 10 5    2,090    223,794   SH             SOLE                  223,794   0      0
Precision Castparts
  Corporation                Common     740189 10 5   15,546    100,000   SH             SOLE                  100,000   0      0
QEP Resources Inc.           Common     74733V 10 0    8,662    320,000   SH             SOLE                  320,000   0      0
RadiSys Corporation          Common     750459 10 9    7,283  1,190,000   SH             SOLE                1,190,000   0      0
Roper Industries, Inc.       Common     776696 10 6   12,404    180,000   SH             SOLE                  180,000   0      0
Sonus Networks, Inc.         Common     835916 10 7    6,480  3,000,000   SH             SOLE                3,000,000   0      0
Vical Incorporated           Common     925602 10 4      565    228,000   SH             SOLE                  228,000   0      0
Vodafone Group PLC           Sponsored  92857W 20 9   12,830    500,000   SH             SOLE                  500,000   0      0
			       ADR
Walgreen Co.                 Common     931422 10 9    7,236    220,000   SH             SOLE                  220,000   0      0
Xerox Corporation            Common     984121 10 3    8,294  1,190,000   SH             SOLE                1,190,000   0      0

